                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York               10020
      (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS   MARCH 31, 2007  (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                  CURRENT    DEMAND
THOUSANDS                                                                                   RATE+      DATE*               VALUE
------------------------------------------------------------------------------------------------------------------------------------

          SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (90.4%)
          ARIZONA
  $ 3,385 Salt River Project Agricultural Improvement & Power District,
             Ser 2006 A ROCs II-R Ser 9019                                                   3.71%     04/09/07       $  3,385,000
    6,600 Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A
             ROCs II-R Ser 2153 (MBIA)                                                       3.71      04/09/07          6,600,000
    9,000 Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)              3.66      04/09/07          9,000,000

          COLORADO
    3,000 Colorado Educational & Cultural Facilities Authority, Pueblo
             Serra Worship Holdings Ser 2006                                                 3.68      04/09/07          3,000,000
    5,000 Colorado Health Facilities Authority, NCMC Inc Ser 2005 (FSA)                      3.66      04/09/07          5,000,000
    9,025 Colorado Springs, Utilities System Sub Lien Ser 2006 A                             3.66      04/09/07          9,025,000

          DELAWARE
          Delaware Economic Development Authority,
    2,400    Archmere Academy Inc Ser 2006                                                   3.68      04/09/07          2,400,000
      500    St Andrew's School, Ser 2004                                                    3.66      04/09/07            500,000
    4,450 University of Delaware, Ser 1998                                                   3.70      04/09/07          4,450,000

          FLORIDA
    2,300 Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT-3695 (Ambac)                        3.72      04/09/07          2,300,000
    2,000 Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006 A-1                      3.65      04/09/07          2,000,000
    1,400 Leesburg, The Villages Regional Hospital Ser 2006 (Radian)                         3.71      04/09/07          1,400,000
    5,800 Orlando Utilities Commission, Water & Electric Ser 2002 B                          3.66      04/09/07          5,800,000

          GEORGIA
          Atlanta,
    3,000    Sub Lien Tax Allocation Atlantic Station Ser 2006                               3.74      04/09/07          3,000,000
    3,800    Water & Wastewater Ser 2001 B (FSA)                                             3.67      04/09/07          3,800,000
    3,500 Columbus Development Authority, Foundation Properties Inc
             Student Housing & Academic Facilities Ser 2006                                  3.70      04/09/07          3,500,000
    5,000 Gainesville & Hall County Hospital Authority, Northeast Georgia Health
             System Inc Ser 2007 E (MBIA)                                                    3.66      04/09/07          5,000,000

          HAWAII
    4,955 Hawaii, ROCs II-R Ser 6012 (MBIA)                                                  3.71      04/09/07          4,955,000

          ILLINOIS
          Chicago,
    3,500    Ser 2002 B (FGIC)                                                               3.68      04/09/07          3,500,000
    3,100    Tender Notes Ser 2006                                                           3.52      10/11/07          3,100,000
          Illinois Development Finance Authority,
    2,575    Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                      3.70      04/09/07          2,575,000
    3,500    Loyola Academy 1993 Ser A                                                       3.66      04/09/07          3,500,000
    5,300    Museum of Contemporary Art Ser 1994                                             3.70      04/09/07          5,300,000
    3,400    Young Men's Christian Association of Metropolitan Chicago Ser 2001              3.70      04/09/07          3,400,000
          Illinois Finance Authority,
    3,140    Edward Hospital Obligated Group Ser 2007 B-1 (Ambac)                            3.66      04/09/07          3,140,000
    2,600    Rush University Medical Center Ser 2006 A-1 (MBIA)                              3.65      04/09/07          2,600,000

          INDIANA
    6,305 Daviess County, Daviess Community Hospital Ser 2006 (Radian)                       3.68      04/09/07          6,305,000

          KENTUCKY
    9,500 Boyle County, Ephraim McDowell Health Ser 2006                                     3.67      04/09/07          9,500,000

          LOUISIANA
    2,250 Louisiana Municipal Natural Gas Purchasing & Distribution Authority,
             Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q                                     3.71      04/09/07          2,250,000

          MARYLAND
          Maryland Health & Higher Educational Facilities Authority,
    7,000    Catholic Health Initiatives Ser 1997 B                                          3.70      04/09/07          7,000,000
    4,700    Edenwald Ser 2006 B                                                             3.69      04/09/07          4,700,000
    5,000 Maryland Stadium Authority, Baltimore Convention Center Ser 2006                   3.65      04/09/07          5,000,000

          MASSACHUSETTS
    4,995 Massachusetts Development Finance Agency, Wentworth Institute of
             Technology Ser 2005 (Radian)                                                    3.73      04/09/07          4,995,000

          MICHIGAN
    5,000 Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B                  3.70      04/09/07          5,000,000
    7,500 Michigan Hospital Finance Authority, Healthcare Equipment Loan Program
             Ser C                                                                           3.70      04/09/07          7,500,000

          MISSISSIPPI
    4,700 Perry County, Leaf River Forest Products Inc Ser 2002                              3.67      04/09/07          4,700,000

          MISSOURI
    1,600 Missouri Health & Educational Facilities Authority, Washington
             University Ser 1985 A                                                           3.70      04/09/07          1,600,000

          NEW JERSEY
    2,000 New Jersey Transit Corporation, Federal Transit Administration Grants
             Ser 2000 B COPs (Ambac)                                                         5.50      09/15/07          2,017,381

          NEW MEXICO
    6,250 Santa Fe, Educational Facilities College of Santa Fe Ser 2006 (Radian)             3.70      04/09/07          6,250,000

          NEW YORK
    6,500 New York City Industrial Development Agency, One Bryant Park LLC
             Ser 2004 A                                                                      3.67      04/09/07          6,500,000
    3,000 New York State Dormitory Authority, Mount St Mary College
             Ser 2005 (Radian)                                                               3.70      04/09/07          3,000,000

          NORTH CAROLINA
    3,125 North Carolina, Ser 2002 E                                                         3.65      04/09/07          3,125,000
    6,900 North Carolina Capital Facilities Finance Agency, Durham Academy
              Ser 2001                                                                       3.66      04/09/07          6,900,000
    5,000 Raleigh, Downtown Improvement Ser 2005 B COPs                                      3.65      04/09/07          5,000,000

          OHIO
    5,700 East Liverpool, East Liverpool City Hospital Ser 2006                              3.70      04/09/07          5,700,000
    5,000 Ohio, Common Schools Ser 2006 C                                                    3.64      04/09/07          5,000,000

          OREGON
    6,450 Clackamas County Hospital Facility Authority, Legacy Health System
             Ser 2003                                                                        3.66      04/09/07          6,450,000
    4,300 Oregon Health Sciences University, OHSU Medical Group Ser 2004 A                   3.67      04/09/07          4,300,000
    3,200 Umatilla County Hospital Facility Authority, Catholic Health
             Initiatives Ser 1997 B                                                          3.70      04/09/07          3,200,000

          PENNSYLVANIA
   10,400 Allegheny County Industrial Development Authority, Carnegie Museums of
             Pittsburgh Ser 2002 & 2005                                                      3.70      04/09/07         10,400,000
      400 Lancaster County Hospital Authority, Willow Valley Retirement
             Communities Ser 2002 B (Radian)                                                 3.67      04/09/07            400,000
    6,800 Pennsylvania Turnpike Commission, 2002 Ser A-2                                     3.70      04/09/07          6,800,000
   14,800 Sayre Health Care Facilities Authority, VHA of Pennsylvania Inc
             Capital Asset Financing Ser 1985 J (Ambac)                                      3.67      04/09/07         14,800,000
    5,070 Washington County Authority, Girard Estate Ser 1999                                3.70      04/09/07          5,070,000

          SOUTH CAROLINA
    1,060 Charleston Educational Excellence Financing Corporation, Ser 2005                  3.71      04/09/07          1,060,000
             ROCs II-R Ser 515 (AGC)
          South Carolina Jobs - Economic Development Authority,
    5,000    Oconee Memorial Hospital Ser 2005 A (Radian)                                    3.71      04/09/07          5,000,000
    1,500    Oconee Memorial Hospital Ser 2006 B                                             3.68      04/09/07          1,500,000
    5,870 York County School District No 4, Fort Mill TOCs Ser 2004 F                        3.69      04/09/07          5,870,000

          TENNESSEE
    3,205 Clarksville Public Building Authority, Pooled Financing Ser 1997                   3.66      04/09/07          3,205,000
    3,800 Jackson Energy Authority, Gas System Ser 2002 (FSA)                                3.65      04/09/07          3,800,000
    2,800 Montgomery County Public Building Authority, Pooled Financing Ser 1999             3.66      04/09/07          2,800,000
   10,600 Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B                             3.71      04/09/07         10,600,000

          TEXAS
      700 Harris County Health Facilities Development Corporation,
             Methodist Hospital System Ser 2006 A                                            3.78      04/02/07            700,000
    4,400 Harris County Industrial Development Corporation, Baytank Inc Ser 1998             3.70      04/09/07          4,400,000
    3,060 Lower Neches Valley Authority, Chevron USA Inc Ser 1987                            3.73      08/15/07          3,060,000
    2,000 Puttable Floating Option Tax-Exempts Receipts, Texas Municipal Gas
             Acquisition & Supply Corp Ser 2006 B P-FLOATs PA-1462                           3.73      04/09/07          2,000,000
    7,360 San Antonio, Water System Sub Lien Ser 2003 B (MBIA)                               3.69      04/09/07          7,360,000
    1,000 Texas Transportation Commission, Mobility Fund Ser 2006-B                          3.52      04/01/07          1,000,000

          VARIOUS STATES
    2,795 JP Morgan Chase & Co, I-PUTTERs Ser 1633P                                          3.85      04/09/07          2,795,000
    7,400 Puttable Floating Option Tax-Exempt Receipts, P-FLOATs EC-002                      3.85      04/09/07          7,400,000

          WASHINGTON
          Washington Health Care Facilities Authority,
    7,300    MultiCare Health System Ser 2007 D (FSA)                                        3.85      04/02/07          7,300,000
   12,000    Swedish Health Services Ser 2006                                                3.75      04/09/07         12,000,000
          Washington Higher Education Facilities Authority,
    6,000    University of Puget Sound Ser 2006 B                                            3.67      04/09/07          6,000,000
    2,500    Whitman College Ser 2004                                                        3.70      04/09/07          2,500,000
    7,745 Washington State Housing Commission, Mirabella Ser 2006 A                          3.78      04/02/07          7,745,000

          WISCONSIN
    1,300 Rhinelander, YMCA of the Northwoods Ser 2006                                       3.72      04/09/07          1,300,000

          WYOMING
    6,700 Sweetwater County, Memorial Hospital Ser 2006 A                                    3.68      04/09/07          6,700,000
                                                                                                                      ------------

          TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (Cost $361,787,381)                                                                                       361,787,381
                                                                                                                      ------------

                                                                                                       YIELD TO
                                                                                                       MATURITY
                                                                                  COUPON   MATURITY   ON DATE OF
                                                                                   RATE      DATE      PURCHASE
                                                                                  ------   --------   ----------

          TAX-EXEMPT COMMERCIAL PAPER (3.6%)
          ARIZONA
    4,506 Salt River Project Agricultural Improvement & Power District, Ser B      3.67    04/19/07      3.67            4,506,000

          MASSACHUSETTS
    5,000 Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1    3.64    06/14/07      3.64            5,000,000

          TEXAS
    1,990 Austin, Combined Utility Systems Ser A                                   3.65    04/10/07      3.65            1,990,000
    3,100 Houston, Combined Utility System Ser 2004 A                              3.70    06/13/07      3.70            3,100,000
                                                                                                                      ------------

          TOTAL TAX-EXEMPT COMMERCIAL PAPERS (Cost $14,596,000)                                                         14,596,000
                                                                                                                      ------------

          SHORT-TERM MUNICIPAL NOTES AND BONDS (6.3%)
          FLORIDA
    3,000 Orange County School District, Ser 2006 TANs                             4.00    09/14/07      3.50            3,004,885

          ILLINOIS
    1,500 Cook County School District No 159, Matteson-Richton Park
            Ser 2006 TAWs                                                          4.75    11/01/07      3.68            1,509,182

          INDIANA
    2,000 Indiana Bond Bank, Advance Funding Ser 2007 A                            4.25    01/31/08      3.65            2,009,718

          KANSAS
    3,103 Wichita, Renewal & Improvement Temporary Notes Ser 218                   4.25    08/09/07      3.57            3,110,482

          MASSACHUSETTS
    1,500 Pioneer Valley Transit Authority, Ser 2006 RANs, dtd 08/03/06            4.50    08/03/07      4.00            1,502,466

          NEW JERSEY
    5,000 New Jersey, Ser Fiscal 2007 A TRANs, dtd 10/05/06                        4.50    06/22/07      3.50            5,010,587

          NEW YORK
    3,000 Hastings, Ser 2006 BANs, dtd 10/26/06                                    4.25    07/13/07      3.70            3,000,000

          RHODE ISLAND
    3,000 Rhode Island Economic Development Corporation, Rhode Island Department
            of Transportation Ser 2006 A P-FLOATs PT-3448 (FGIC)                   4.25    06/29/07      3.52            3,004,085

          SOUTH CAROLINA
    1,000 Three Rivers Solid Waste Authority, Ser 2007 BANs, dtd 12/27/06          4.50    06/01/07      3.60            1,001,506

          WISCONSIN
    2,200 Kenosha Unified School District No 1, Ser 2006 TRANs, dtd 10/03/06       4.00    09/14/07      3.58            2,203,798
                                                                                                                      ------------

          TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $25,356,709)                                                 25,356,709
                                                                                                                      ------------

          TOTAL INVESTMENTS (Cost $401,740,090) (a)                                                    100.3%          401,740,090

          LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.3)           (1,316,079)
                                                                                                       -----          ------------

          NET ASSETS                                                                                   100.0%         $400,424,011
                                                                                                       =====          ============

------------
     BANs        Bond Anticipation Notes.
     COPs        Certificates of Participation.
   P-FLOATs      Puttable Floating Option Tax-Exempt Receipts.
    PUTTERs      Puttable Tax-Exempt Receipts.
     RANs        Revenue Anticipation Notes.
     ROCs        Reset Option Certificates.
     TAWs        Tax  Anticipation Warrants.
     TOCs        Tender Option Certificates.
     TRANs       Tax and Revenue Anticipation Notes.
    +            Rate shown is the rate in effect at December 31, 2006.
    *            Date on which the principal amount can be recovered through demand.
   (a)           Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     AGC         Assured Guaranty Corporation
    Ambac        Ambac Assurance Corporation.
    FGIC         Financial Guaranty Insurance Company.
     FSA         Financial Security Assurance Inc.
    MBIA         Municipal Bond Investors Assurance Corporation.
   Radian        Radian Asset Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free
         Daily Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free
         Daily Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       5